DEPOSITS DUE FROM A THIRD PARTY	6 Months Ended
Jun. 30, 2024
DEPOSITS DUE FROM A THIRD PARTY
DEPOSITS DUE FROM A THIRD PARTY

9.DEPOSITS DUE FROM A THIRD PARTY

In November 2023, Baosheng Network and Nanjing Yunbei E-commerce Co., Ltd. entered into an Asset Merger Margin Custodian Agreement, pursuant to which the Company deposited RMB20,000,000, or $2,554,539 (the “Deposit”) into the custodian account under the name of Nanjing Yunbei to support the Company’s future business combination. The deposit would be deposited in custody account of Nanjing Yunbei for twelve months. The deposit is interest-free during the custody period. As of June 30, 2024 and December 31, 2023, the Company had a deposit of $2,752,092 and $2,816,941 due from Nanjing Yunbei, respectively.